SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER LONG-TERM NON -CANCELABLE OPERATING LEASES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Within 1 year	$ 222,921	$ 235,961
After 1 year but within 5 years	231,227	343,465
Total lease payments	454,148	579,426
Less: imputed interest	(22,720)	(33,681)
Total lease obligations	431,428	545,745
Less: current obligations	(206,867)	(214,758)
Long-term lease obligations	$ 224,561	$ 330,987